Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of reconciliation of noncontrolling interest
	December 31,	December 31,
	2017	2016
Beginning balance	$5,012,260	$2,820,037
Proportionate share of net income	668,396	399,558
Capital contribution by a minority shareholder (a)	-	2,218,617
Acquisition of noncontrolling interests in REIT Changjiang (b)	(3,970,350)	-
Foreign currency translation adjustment	597,421	(425,952)
Noncontrolling interest, ending balance	$2,307,727	$5,012,260

(a)

In July 2015, Beijing REIT established a new subsidiary REIT Xinyi wherein Beijing REIT owns 70% equity interest. Another noncontrolling shareholder contributed RMB 300,000 (equivalent to $48,240) in cash as of December 31, 2015 as well as a land use right of 206,667 square meters to exchange for 30% ownership interest in REIT Xinyi. The contribution of land use right as registered capital was pending approval by the local government as of December 31, 2015. Thus, no fair value of the land use right was recorded as assets or minority interest. In 2016, the contribution of land use right as the registered capital was not approved. On October 28, 2016, Beijing REIT and Xinyi Transportation signed an amendment to change Xinyi Transportation’s capital contribution from land use right to cash.

Pursuant to the amendment signed on October 28, 2016 to the Collaboration Agreement signed on November 17, 2014 between Beijing REIT and its noncontrolling shareholder, all capital contribution should be in the form of cash. In November 2016, the noncontrolling shareholder made total cash contributions of RMB 15,000,000 (approximately $2,218,617) into REIT Xinyi instead of the land right contribution.

(b)

On January 10, 2016, Zhongrong Huanneng Investment (Beijing) Co., Ltd. (“Zhongrong”) signed an equity transfer agreement with Beijing REIT, pursuant to which the shareholders of Zhongrong agreed to transfer all of its equity interests held on behalf of four individual shareholders in REIT Changjiang to Beijing REIT. At the time of the transfer, REIT Changjiang was controlled in majority (84.32%) by the same four individual shareholders as those of Beijing REIT. Zhongrong and Beijing REIT are considered under common control since they are owned by the same four individual shareholders.